068 P1 11/18

SUPPLEMENT DATED NOVEMBER 16, 2018

TO THE prospectus OF Franklin K2 Alternative Strategies Fund dated October 1, 2018

(Franklin Alternative Strategies Funds)

The Prospectus is amended as follows:

Under the “Fund Details—Management” section, the name of the sub-advisor “Halcyon Arbitrage IC Management LP” has been replaced with “Bardin Hill Arbitrage IC Management LP.”

Please keep this supplement with your Prospectus for future reference.

068 SA1 11/18

SUPPLEMENT DATED NOVEMBER 16, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF Franklin K2 Alternative Strategies Fund

dated October 1, 2018

(Franklin Alternative Strategies Funds)

The Statement of Additional Information is amended as follows:

Under the “Management and Other Services—Sub-Advisors” section, the name of the sub-advisor “Halcyon Arbitrage IC Management LP” has been replaced with “Bardin Hill Arbitrage IC Management LP.”

Please keep this supplement with your Statement of Additional Information for future reference.